APPENDIX II - STATEMENT OF VALUE ADDED (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Of Value Added
Interest and similar income	R$ 137,183,478	R$ 128,282,707	R$ 115,225,118
Net fee and commission income	17,205,209	15,639,965	14,875,880
Impairment losses on financial assets (net)	(28,484,030)	(28,008,086)	(24,828,749)
Other income and expense	(2,705,149)	5,260,422	2,174,855
Interest expense and similar charges	(80,504,918)	(81,398,673)	(67,721,941)
Third-party input	(8,682,746)	(8,677,366)	(8,207,227)
Materials, energy and others	(878,393)	(896,232)	(895,734)
Third-party services	(6,165,611)	(6,329,546)	(6,317,067)
Impairment of assets	(252,487)	(250,173)	(161,434)
Other	(1,386,255)	(1,201,415)	(832,992)
Gross added value	34,011,844	31,098,969	31,517,936
Retention
Depreciation and amortization	(2,731,018)	(2,740,950)	(2,585,502)
Added value produced	31,280,826	28,358,019	28,932,434
Investments in affiliates and subsidiaries	312,986	239,236	199,179
Added value to distribute	31,593,812	28,597,255	29,131,613
Added value distribution
Employee	R$ 10,304,959	R$ 9,567,687	R$ 9,894,413
Employee Percent	32.60%	33.50%	34.00%
Compensation	R$ 7,381,229	R$ 6,804,098	R$ 6,351,116
Benefits	1,975,443	1,843,988	1,737,282
Government severance indemnity funds for employees - FGTS	569,555	549,538	2,221
Other	378,732	370,063	1,803,794
Taxes	R$ 7,640,888	R$ 9,382,381	R$ 4,749,350
Taxes Percent	24.20%	32.80%	16.30%
Federal	R$ 7,632,666	R$ 9,375,150	R$ 4,625,498
State			123,852
Municipal	8,222	7,231
Compensation of third-party capital - rental	R$ 234,202	R$ 148,375	R$ 148,375
Compensation of third party capital rental percent	0.70%	0.50%	0.50%
Remuneration of interest on capital	R$ 13,413,763	R$ 9,498,812	R$ 14,339,475
Remuneration of interest on capital percent	42.50%	33.20%	49.20%
Dividends and interest on capital	R$ 6,000,000	R$ 6,200,000	R$ 8,100,000
Profit Reinvestment	7,365,506	3,249,313	6,187,093
Profit (loss) attributable to non-controlling interests	48,257	49,499	52,382
Total	R$ 31,593,812	R$ 28,597,255	R$ 29,131,613
Total percentage	100.00%	100.00%	100.00%